Pension Plans (Tables) - Pension Benefits	12 Months Ended
May 31, 2018
Components of Net Periodic Pension and Postretirement Costs

Net periodic pension cost consisted of the following for the year ended May 31:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2018	2017	2016	2018	2017	2016
Service cost	$37,859	$37,603	$32,808	$4,620	$4,070	$4,061
Interest cost	17,518	17,323	17,995	5,025	4,614	5,070
Expected return on plan assets	(32,342)	(25,007)	(25,749)	(8,270)	(7,109)	(7,571)
Amortization of:
Prior service cost	117	217	234	(31)	(24)	(2)
Net actuarial losses recognized	14,470	22,160	16,759	1,758	2,150	1,739
Curtailment/settlement losses			87	128	904	57
Net Pension Cost	$37,622	$52,296	$42,134	$3,230	$4,605	$3,354

Changes in Benefit Obligations and Plan Assets

The changes in benefit obligations and plan assets, as well as the funded status of our pension plans at May 31, 2018 and 2017, were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2018	2017	2018	2017
Benefit obligation at beginning of year	$591,948	$589,046	$195,884	$187,064
Service cost	37,859	37,603	4,620	4,070
Interest cost	17,518	17,323	5,025	4,614
Benefits paid	(34,368)	(28,587)	(6,545)	(4,977)
Participant contributions			980	933
Plan amendments			(61)	(196)
Plan settlements/curtailments			(2,984)	(4,546)
Actuarial (gains)/losses	4,298	(23,437)	(9,523)	16,697
Premiums paid			(106)	(109)
Currency exchange rate changes			6,859	(7,666)
Benefit Obligation at End of Year	$617,255	$591,948	$194,149	$195,884
Fair value of plan assets at beginning of year	$437,481	$314,216	$179,928	$169,464
Actual return on plan assets	30,291	44,924	3,166	21,216
Employer contributions	53,829	106,928	7,460	5,753
Participant contributions			980	933
Benefits paid	(34,368)	(28,587)	(6,545)	(4,977)
Premiums paid			(106)	(109)
Plan settlements/curtailments			(2,267)	(4,471)
Currency exchange rate changes			6,344	(7,881)
Fair Value of Plan Assets at End of Year	$487,233	$437,481	$188,960	$179,928
(Deficit) of plan assets versus benefit obligations at end of year	$(130,022)	$(154,467)	$(5,189)	$(15,956)
Net Amount Recognized	$(130,022)	$(154,467)	$(5,189)	$(15,956)
Accumulated Benefit Obligation	$510,984	$489,918	$181,462	$183,038

Amounts Recognized in Consolidated Balance Sheet

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2018 and 2017 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2018	2017	2018	2017
Noncurrent assets	$-	$-	$10,483	$998
Current liabilities	(7)	(7)	(421)	(512)
Noncurrent liabilities	(130,015)	(154,460)	(15,251)	(16,442)
Net Amount Recognized	$(130,022)	$(154,467)	$(5,189)	$(15,956)

Relationship between Plans Benefit Obligations and Assets

The following table summarizes the relationship between our plans' benefit obligations and assets:

	U.S. Plans
	2018		2017
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligations in excess of plan assets	$617,255	$487,233	$591,948	$437,481
Plans with accumulated benefit obligations in excess of plan assets	510,984	487,233	489,918	437,481
Plans with assets in excess of projected benefit obligations	-	-	-	-
Plans with assets in excess of accumulated benefit obligations	-	-	-	-

	Non-U.S. Plans
	2018		2017
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligations in excess of plan assets	$152,533	$136,861	$147,560	$130,605
Plans with accumulated benefit obligations in excess of plan assets	43,054	29,855	44,797	31,653
Plans with assets in excess of projected benefit obligations	41,616	52,099	48,324	49,323
Plans with assets in excess of accumulated benefit obligations	138,408	159,105	138,241	148,275

Pretax Net Actuarial Loss and Prior Service (Costs) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings

The following table presents the pretax net actuarial loss and prior service (costs) recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2018	2017	2018	2017
Net actuarial loss	$(197,821)	$(205,942)	$(35,668)	$(41,000)
Prior service (costs) credits	(135)	(252)	224	185
Total recognized in accumulated other comprehensive income not affecting retained earnings	$(197,956)	$(206,194)	$(35,444)	$(40,815)

Changes Recognized in Other Comprehensive Income

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2018	2017	2018	2017
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$-	$-	$(61)	$(196)
Net loss (gain) arising during the year	6,349	(43,353)	(5,098)	2,515
Effect of exchange rates on amounts included in AOCI			1,517	(1,736)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service (cost)	(117)	(217)	18	24
Amortization or settlement recognition of net (loss)	(14,470)	(22,160)	(1,912)	(3,054)
Total recognized in other comprehensive loss (income)	$(8,238)	$(65,730)	$(5,536)	$(2,447)

Amounts in Accumulated Other Comprehensive Income (Loss) that have not yet been Recognized in Net Periodic Pension Cost, but will be Recognized in Consolidated Statements of Income

The following table presents the amounts in accumulated other comprehensive income (loss) as of May 31, 2018 that have not yet been recognized in net periodic pension cost, but are expected to be recognized in our Consolidated Statements of Income during the fiscal year ending May 31, 2019:

(In thousands)	U.S. Plans	Non-U.S. Plans
Net actuarial loss	$(13,279)	$(1,276)
Prior service (cost) credit	$(117)	$31

Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic and Postretirement Costs

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic pension cost under the plans:

	U.S. Plans		Non-U.S. Plans
Year-End Benefit Obligations	2018	2017	2018	2017
Discount rate	4.12%	3.81%	3.09%	2.79%
Rate of compensation increase	3.80%	3.80%	2.85%	3.00%

	U.S. Plans			Non-U.S. Plans
Net Periodic Pension Cost	2018	2017	2016	2018	2017	2016
Discount rate	3.81%	3.85%	4.25%	2.79%	3.13%	3.26%
Expected return on plan assets	7.89%	7.89%	7.90%	4.37%	4.50%	4.49%
Rate of compensation increase	3.80%	3.80%	3.80%	3.00%	2.81%	2.81%

Weighted-Average Actual and Target Allocation of Plan Assets

The following tables illustrate the weighted-average actual and target allocation of plan assets:

	U.S. Plans
	Target Allocation	Actual Asset Allocation
(Dollars in millions)	as of May 31, 2018	2018	2017
Equity securities	55%	$309.3	$295.2
Fixed income securities	25%	76.5	82.4
Multi-class	20%	72.8
Cash (1)		28.4	59.7
Other		0.2	0.2
Total assets	100%	$487.2	$437.5

	Non-U.S. Plans
	Target Allocation	Actual Asset Allocation
(Dollars in millions)	as of May 31, 2018	2018	2017
Equity securities	41%	$90.0	$83.8
Fixed income securities	42%	70.2	65.9
Cash		0.5
Property and other	17%	28.3	30.2
Total assets	100%	$189.0	$179.9

(1)

The cash position at May 31, 2018 results from our acceleration of the planned fiscal 2019 contribution, which was deposited into the RPM International Inc. Retirement Plan during February 2018. The cash position at May 31, 2017 results from our acceleration of the planned fiscal 2018 contribution, which was deposited into the RPM International Inc. Retirement Plan during May 2017.

Pension Plan Assets Categorized using Fair Value Hierarchy

The following tables present our pension plan assets as categorized using the fair value hierarchy at May 31, 2018 and 2017:

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
U.S. Treasury and other government	$-	$10,197	$-	$10,197
State and municipal bonds		605		605
Foreign bonds		1,748		1,748
Mortgage-backed securities		26,081		26,081
Corporate bonds		17,413		17,413
Stocks - large cap	1,927			1,927
Stocks - mid cap	11,748			11,748
Stocks - small cap	18,419			18,419
Stocks - international	3,333			3,333
Mutual funds - equity		273,893		273,893
Mutual funds - multi-class		72,802		72,802
Mutual funds - fixed		20,516		20,516
Cash and cash equivalents	28,371			28,371
Limited partnerships			180	180
Total	$63,798	$423,255	$180	$487,233

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
Pooled equities	$-	$88,540	$-	$88,540
Pooled fixed income		70,180		70,180
Foreign bonds		182		182
Insurance contracts			28,268	28,268
Mutual funds		1,334		1,334
Cash and cash equivalents	456			456
Total	$456	$160,236	$28,268	$188,960

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
U.S. Treasury and other government	$-	$7,923	$-	$7,923
State and municipal bonds		628		628
Foreign bonds		1,623		1,623
Mortgage-backed securities		20,211		20,211
Corporate bonds		17,976		17,976
Stocks - large cap	20,999			20,999
Stocks - mid cap	8,128			8,128
Stocks - small cap	16,423			16,423
Stocks - international	2,639			2,639
Mutual funds - equity		247,037		247,037
Mutual funds - fixed		34,014		34,014
Cash and cash equivalents	59,674			59,674
Limited partnerships			206	206
Total	$107,863	$329,412	$206	$437,481

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
Pooled equities	$-	$82,626	$-	$82,626
Pooled fixed income		65,649		65,649
Foreign bonds		252		252
Insurance contracts			30,181	30,181
Mutual funds		1,181		1,181
Cash and cash equivalents	39			39
Total	$39	$149,708	$30,181	$179,928

Activity that Occurred for Level Three Assets

The following table includes the activity that occurred during the years ended May 31, 2018 and 2017 for our Level 3 assets:

		Actual Return on Plan Assets For:
	Balance at	Assets Still Held	Assets Sold	Purchases, Sales and	Balance at
(In thousands)	Beginning of Period	at Reporting Date	During Year	Settlements, net (1)	End of Period
Year ended May 31, 2018	$30,387	(65)	-	(1,874)	$28,448
Year ended May 31, 2017	30,673	1,096	-	(1,382)	30,387

(1)	Includes the impact of exchange rate changes during the year.